BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
BORROWINGS [Abstract]
Schedule of Short-term Borrowings

	As of December 31,
	2012	2013
	RMB	RMB
Short-term bank borrowings	1,917,630,796	1,803,593,927
Long-term bank borrowings-current portion	328,000,000	171,000,000
Total short-term borrowings	2,245,630,796	1,974,593,927

Schedule of Long-term Borrowings
	As of December 31,
	2012	2013
	RMB	RMB
Long-term bank borrowings	495,000,000	533,000,000
Less: Current portion	(328,000,000)	(171,000,000)
Total long-term borrowings	167,000,000	362,000,000

Schedule of Long-term Future Principal Repayments
Year ending December 31,	RMB
2014	171,000,000
2015	4,000,000
Thereafter	358,000,000
Total	533,000,000